Business acquisition and disposition - Schedule of Detailed Information About Business Combination (Details) $ in Millions, $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2025 CAD ($)	Jul. 30, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Aug. 01, 2025 CAD ($)	Aug. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on change in fair value of derivatives				$ (62)	$ (43)	$ (29)	$ (42)
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Cash consideration paid									$ 5,013
Deemed settlement of loan									103
Total cost to be allocated									5,116
Trade and other receivables									96
Prepaid expenses									44
Property, plant and equipment									3,911
Finite-life intangible assets									888
Indefinite-life intangible assets									263
Post-employment benefit assets									20
Trade payables and other liabilities									(225)
Contract liabilities									(44)
Debt due within one year									(3)
Long-term debt									(2,754)
Deferred tax liabilities									(194)
Post-employment benefit obligations									(43)
Other non-current liabilities									(4)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill									1,955
Cash and cash equivalents									166
Fair value of net assets acquired									2,121
Goodwill									2,995
Gains (losses) on change in fair value of derivatives								$ 7
Cash advances to related party, maximum amount			$ 150
Cash advances and loans from related parties	$ 103	$ 75
Ziply Fiber | Bell CTS
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deductible for tax purposes									1,592	$ 1,154
Ziply Fiber | Network infrastructure
Disclosure of detailed information about business combination [line items]
Property, plant and equipment									2,939
Ziply Fiber | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment									537
Ziply Fiber | Construction in progress
Disclosure of detailed information about business combination [line items]
Property, plant and equipment									$ 435